As filed with the Securities and Exchange Commission on July 3, 2019

Securities Act File No. 333-152915
Investment Company Act File No. 811-22227

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|

Post-Effective Amendment No. 184 |X|

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 |X|

Amendment No. 186 |X|

(Check appropriate box or boxes.)

INDEXIQ ETF TRUST
(Exact Name of Registrant as Specified in Charter)

51 Madison Avenue
New York, NY 10010
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (888) 474-7725

Matthew V. Curtin, Esq.
IndexIQ Advisors LLC
51 Madison Avenue
New York, NY 10010
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on August 2, 2019, pursuant to paragraph (b)(1) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on _______, pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on _______, pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This Post-Effective Amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Shares of Beneficial Interest, no par value.

Explanatory Note

This Post-Effective Amendment No. 184 to the Registrant’s Registration Statement on Form N-1A is being filed solely for the purpose of delaying, until August 2, 2019, the effectiveness of the registration statement for IQ Candriam Sustainable Corporate Bond ETF and IQ Candriam Sustainable Euro Corporate Bond ETF (the “Funds”), filed in Post-Effective Amendment No. 54 on March 30, 2016, the effectiveness of which was delayed pursuant to Post-Effective Amendment No. 64, as filed on June 10, 2016, Post-Effective Amendment No. 69, as filed on July 7, 2016, Post-Effective Amendment No. 73, as filed on August 4, 2016, Post-Effective Amendment No. 81, as filed on September 1, 2016, Post-Effective Amendment No. 84, as filed on September 29, 2016, Post-Effective Amendment No. 87, as filed on October 27, 2016, Post-Effective Amendment No. 89, as filed on November 23, 2016, Post-Effective Amendment No. 91, as filed on December 22, 2016, Post-Effective Amendment No. 97, as filed on January 19, 2017, Post-Effective Amendment No. 99, as filed on February 16, 2017, Post-Effective Amendment No. 102, as filed on March 16, 2017, Post-Effective Amendment No. 103, as filed on April 13, 2017, Post-Effective Amendment No. 105, as filed on May 11, 2017, Post-Effective Amendment No. 109, as filed on June 8, 2017, Post-Effective Amendment No. 111, as filed on July 6, 2017, Post-Effective Amendment No. 114, as filed on August 3, 2017, Post-Effective Amendment No. 116, as filed on August 31, 2017, Post-Effective Amendment No. 119, as filed on September 28, 2017, Post-Effective Amendment No. 121, as filed on October 26, 2017, Post-Effective Amendment No. 124, as filed on November 22, 2017, Post-Effective Amendment No. 126, as filed on December 21, 2017, Post-Effective Amendment No. 128, as filed on January 18, 2018, Post-Effective Amendment No. 130, as filed on February 20, 2018, Post-Effective Amendment No. 132, as filed on March 15, 2018, Post-Effective Amendment No. 134, as filed on April 12, 2018, Post-Effective Amendment No. 138, as filed on May 10, 2018, Post-Effective Amendment No. 140, as filed on June 7, 2018, Post-Effective Amendment No. 144, as filed on July 5, 2018, Post-Effective Amendment No. 148, as filed on August 2, 2018, Post-Effective Amendment No. 155, as filed on August 30, 2018, Post-Effective Amendment No. 160, as filed on September 27, 2018, Post-Effective Amendment No. 164, as filed on October 25, 2018, Post-Effective Amendment No. 167, as filed on November 21, 2018, Post-Effective Amendment No. 174, as filed on December 20, 2018, Post-Effective Amendment No. 176, as filed on January 17, 2019, Post-Effective Amendment No. 178, as filed on February 14, 2019, Post-Effective Amendment No. 180, as filed on March 14, 2019, Post-Effective Amendment No. 181, as filed on April 11, 2019, Post-Effective Amendment No. 182, as filed on May 10, 2019, and Post-Effective Amendment No. 183, as filed on June 6, 2019.

This Post-Effective Amendment No. 184 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 54. This Post-Effective Amendment does not affect the currently effective prospectuses and statements of additional information for the other series of the Trust’s shares.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 184 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on this 3rd day of July, 2019.

INDEXIQ ETF TRUST

By:       /s/ Kirk C. Lehneis

Kirk C. Lehneis

President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Reena Aggarwal*	Trustee	July 3, 2019
Reena Aggarwal

/s/ Michael A. Pignataro*	Trustee	July 3, 2019
Michael A. Pignataro

/s/ Paul D. Schaeffer*	Trustee	July 3, 2019
Paul D. Schaeffer

/s/ Kirk C. Lehneis	Trustee, President and	July 3, 2019
Kirk C. Lehneis	Principal Executive Officer

/s/ Adefolahan Oyefeso	Treasurer, Principal	July 3, 2019
Adefolahan Oyefeso	Financial Officer, and
Principal Accounting Officer

/s/ Matthew V. Curtin
Matthew V. Curtin, Attorney-in-fact*

* PURSUANT TO POWERS OF ATTORNEY PREVIOUSLY FILED